Property, Plant, and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Total depreciation	$ 12.7	$ 10.6	$ 6.7
Cost of property plant and equipment leased under capital lease arrangements	23.4	13.8
Accumulated depreciation of property plant and equipment under capital lease arrangements	$ 4.4	$ 2.4